CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares		Additional Paid-In Capital	Treasury Stock	Accumulated other comprehensive income	Accumulated Deficit	Total
Balance at Dec. 31, 2013	$ 60		$ 75,955	$ (17,863)	$ 2,069	$ (51,478)	$ 8,743
Balance, shares at Dec. 31, 2013	4,159,134						4,159,134
Exercise of stock options		[1]	1				$ 1
Exercise of stock options, shares	442
Stock-based compensation			66				66
Net loss						(668)	(668)
Other comprehensive loss					(1,349)		(1,349)
Balance at Dec. 31, 2014	$ 60		76,022	(17,863)	720	(52,146)	$ 6,793
Balance Shares at Dec. 31, 2014	4,159,576						4,159,576
Exercise of stock options	$ 1		36				$ 37
Exercise of stock options, shares	25,682
Stock-based compensation			144				144
Net loss						(1,241)	(1,241)
Other comprehensive loss					(332)		(332)
Balance at Dec. 31, 2015	$ 61		76,202	(17,863)	388	(53,387)	$ 5,401
Balance Shares at Dec. 31, 2015	4,185,258						4,185,258
Issuance of shares, net	$ 3		1,249				$ 1,252
Issuance of shares, net, shares	261,287
Exercise of stock options		[1]	102				$ 102
Exercise of stock options, shares	71,393						71,393
Stock-based compensation			569				$ 569
Net loss						(3,447)	(3,447)
Other comprehensive loss					(257)		(257)
Balance at Dec. 31, 2016	$ 64		$ 78,122	$ (17,863)	$ 131	$ (56,834)	$ 3,620
Balance Shares at Dec. 31, 2016	4,517,938						4,517,938

[1]	Represents an amount lower than $ 1.